Stockholders' Equity (Details Narrative) - USD ($)														1 Months Ended		2 Months Ended			3 Months Ended		4 Months Ended	12 Months Ended
	Jul. 29, 2020	Jul. 29, 2020	Jun. 04, 2020	May 07, 2020	May 07, 2020	May 04, 2020	Apr. 09, 2020	Mar. 11, 2020	Sep. 16, 2019	Jul. 30, 2019	Mar. 27, 2019	Sep. 13, 2017	Aug. 22, 2017	Jun. 18, 2020	Jun. 15, 2020	Aug. 07, 2020	Jul. 31, 2020	Jul. 29, 2020	Sep. 01, 2020	Aug. 20, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 17, 2020	Jul. 02, 2020	Apr. 29, 2020	Feb. 28, 2019	Nov. 09, 2018
Class of Stock [Line Items]
Preferred stock, authorized																					1,000,000	1,000,000	1,000,000
Preferred stock, par value																					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized																					20,000,000	20,000,000	20,000,000
Common stock, par value																					$ 0.0001	$ 0.0001	$ 0.0001
Common stock holders rights																						One vote for each share.
Common stock, issued																					7,003,975	7,988,975	7,003,975
Common stock, outstanding																					7,003,975	7,988,975	7,003,975
Number of common stock not issued yet																						$ 75,000
Private Placement [Member]
Class of Stock [Line Items]
Number of shares purchased												7,000										254,500
Warrants exercise price per share																					$ 4.00		$ 4.00
Warrant term																					5 years		5 years
Warrants issued																					962,500		962,500
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares purchased																							962,500
Number of sale of stock, value																							$ 1,925,000
Number of common stock not issued yet																											$ 50,000
Common stock exchanged for warrants description																					(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Warrants exercise price per share																											$ 4.00
Warrant term																											5 years
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																			5,000
Share price																											$ 2.00
Number of shares purchased																					1,000,000
Number of sale of stock, value																					$ 2,000,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Number of shares purchased													5,000,000									250,000
Number of sale of stock, value																						$ 100
Warrants exercise price per share													$ 0.01								$ 11.50		$ 11.50
Warrant term																					5 years		5 years
Warrants issued																					5,461,500		5,461,500					5,461,500
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																				150,000
Debt instrument, face amount			$ 100,000
Number of common stock shares issued	757,000		85,905												25,000
Debt conversion, principal amount			$ 100,000
Debt instrument, default interest rate																									10.00%
Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized																								36,000,000
Subsequent Event [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued																		150,000
Harbor Gates Capital, LLC [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted						10,000
Share price						$ 0.99
Debt instrument, face amount						$ 152,500																				$ 152,000
Debt instrument, default interest rate																										10.00%
Common Stock Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions							125,000
Number of shares of common stock restricted							125,000	5,000
Share price							$ 0.70	$ 1.18
Proceeds from issuance of common stock							$ 87,700
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount														$ 550,000
Number of common stock shares issued														55,000
Debt instrument, default interest rate														12.00%
Marketing Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																	27,778
Employment Agreements [Member]
Class of Stock [Line Items]
Number of shares vested																						180,000
Stock-based compensation																							$ 669,215
Unrecognized compensation cost
Employment Agreements [Member] | Vested Ratably Through December 31, 2019 [Member]
Class of Stock [Line Items]
Number of shares vested																						105,000
Jed Kaplan [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted									70,000
Jed Kaplan [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																		300,000
Roman Franklin [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted									21,000
Steven Grossman [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted									14,000
William H. Herrmann [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted				22,936
William H. Herrmann [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Share price				$ 1.09	$ 1.09
Number of shares purchased					22,936
Number of sale of stock, value					$ 25,000
Mr. Franklin [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																		265,000
Employee and Directors [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																		192,000
Accredited Investor [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount																$ 333,333
Number of common stock shares issued																33,333
Three Employees [Member]
Class of Stock [Line Items]
Share price											$ 0.60
Number of common stock shares issued											180,000
Three Employees [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price	$ 1.02	$ 1.02																$ 1.02
Number of common stock shares issued		67,000
Executive Officer [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price	$ 0.87	$ 0.87																$ 0.87
Number of common stock shares issued		690,000
PLAYLive Nation, Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions										750,000